Summary of Significant Accounting Policies - Summary of Concentrations of Credit Risk (Parenthetical) (Detail) - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Product Information [Line Items]
Concentration risk percentage		10.00%
Customer B [Member]
Product Information [Line Items]
Concentration risk percentage		21.00%
Customer C [Member]
Product Information [Line Items]
Concentration risk percentage	13.00%
Customer D [Member]
Product Information [Line Items]
Concentration risk percentage	23.00%
Maximum [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%
Maximum [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%
Maximum [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage		10.00%
Maximum [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk percentage		10.00%